Offerings - Offering: 1	Jul. 31, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.002 per share
Amount Registered | shares	5,952,381
Proposed Maximum Offering Price per Unit	4.76
Maximum Aggregate Offering Price	$ 28,333,333.56
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,337.83
Offering Note	Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.

Represent 5,952,381 Class A Ordinary Shares registered for resale by the selling shareholders identified in the Registration Statement, which represent 5,952,381 Class A Ordinary Shares issuable upon the exercise of the Warrants.

Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended (the “Securities Act”), based on the average of the high and low prices of Class A Ordinary Share as reported on August 1, 2025, which was approximately $4.76 per share.